UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Firefly Value Partners, LP
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Address: 551 Fifth Avenue, 36th Floor
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         New York, NY 10176
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Form 13F File Number: 028-13676
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel Jemal
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Title: Chief Financial Officer
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Phone: (212) 672-9600
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Signature, Place, and Date of Signing:

/s/ Daniel Jemal                  New York, NY            August 15, 2011
-------------------             -----------------       --------------------
    [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
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Form 13F Information Table Entry Total:          28
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Form 13F Information Table Value Total:     411,538
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.
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                           Form 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------   --------------  ---------     --------   ----------------------  ----------  --------   ----------------
                                                         VALUE      SHRS OR    SH/  PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN  CALL    DISCRETION  MANAGER    SOLE SHARED NONE
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
ALLIANCE BANCORP PA NEW      COM            01890A108    5,018      450,030    SH           SOLE        N/A           450,030
--------------------------------------------------------------------------------------------------------------------- --------------
ASML HOLDING N V             NY REG SHS     N07059186   38,899    1,052,450    SH           SOLE        N/A         1,052,450
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP         *W EXP
                             01/16/2019     060505146   15,963    2,881,401    SH           SOLE        N/A         2,881,401
------------------------------------------------------------------------------------------------------------------------------------
CAMCO FINL CORP              COM            132618109    1,284      713,088    SH           SOLE        N/A           713,088
------------------------------------------------------------------------------------------------------------------------------------
CON-WAY INC                  COM            205944101   23,251      599,089    SH           SOLE        N/A           599,089
------------------------------------------------------------------------------------------------------------------------------------
CONNS INC                    COM            208242107      216       25,000    SH           SOLE        N/A            25,000
------------------------------------------------------------------------------------------------------------------------------------
CORINTHIAN COLLEGES INC      COM            218868907      426      100,100        CALL     SOLE        N/A           100,100
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO             COM            277461909    4,833    1,350,000        CALL     SOLE        N/A         1,350,000
------------------------------------------------------------------------------------------------------------------------------------
ENSCO PLC                    SPONSORED ADR  29358Q109   33,021      619,534    SH           SOLE        N/A           619,534
------------------------------------------------------------------------------------------------------------------------------------
ENSCO PLC                    COM            29358Q909    7,995      150,000        CALL     SOLE        N/A           150,000
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN FINL CORP VA        COM            35353C102    8,201      680,000    SH           SOLE        N/A           680,000
------------------------------------------------------------------------------------------------------------------------------------
GROUP 1 AUTOMOTIVE INC       COM            398905109   26,358      640,065    SH           SOLE        N/A           640,065
------------------------------------------------------------------------------------------------------------------------------------
HERITAGE FINL GROUP INC      COM            42726X102    6,437      540,000    SH           SOLE        N/A           540,000
------------------------------------------------------------------------------------------------------------------------------------
HOME BANCORP INC             COM            43689E107   11,315      765,060    SH           SOLE        N/A           765,060
------------------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP INC MD      COM            43710G105   16,671    1,516,963    SH           SOLE        N/A         1,516,963
------------------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP LA NEW      COM            43708L108      797       61,000    SH           SOLE        N/A            61,000
------------------------------------------------------------------------------------------------------------------------------------
KAISER FED FINL GROUP INC    COM            483056107    5,667      460,000    SH           SOLE        N/A           460,000
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO               COM            532457908   22,518      600,000        CALL     SOLE        N/A           600,000
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA BANCORP NEW        COM            54619P104      415       26,314    SH           SOLE        N/A            26,314
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NOBLE CORPORATION BAAR       NAMEN -AKT     H5833N103   40,780    1,034,775    SH           SOLE        N/A         1,034,775
------------------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION BAAR       NAMEN -AKT     H5833N903    3,870       98,200        CALL     SOLE        N/A            98,200
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                   COM            717081103   39,841    1,934,048    SH           SOLE        N/A         1,934,048
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REGIONS FINL. CORP NEW       COM            7591EP100   28,016    4,518,706    SH           SOLE        N/A         4,518,706
------------------------------------------------------------------------------------------------------------------------------------
SANOFI                       SPONSORED ADR  80105N105   40,880    1,017,663    SH           SOLE        N/A         1,017,663
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SANOFI                       RIGHT
                             12/31/2020     80105N113    1,326      550,000    SH           SOLE        N/A           550,000
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SP BANCORP INC               COM            78468K106    1,097       93,481    SH           SOLE        N/A            93,481
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WELLS FARGO & CO NEW         *W EXP
                             10/28/2018     949746119   26,304    2,828,405    SH           SOLE        N/A         2,828,405
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WOLVERINE BANCORP INC        COM            977880103     139         9,401    SH           SOLE        N/A             9,401
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